Group companies	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Group companies
Group companies

The following table details the subsidiaries that comprised the Group as of December 31, 2018 and 2017:

			2018	2017
	Activities	Country of incorporation and operation	Ownership percentage held if not 100%	Ownership percentage held if not 100%
Details of principal subsidiary undertakings:
Operating companies (unless otherwise stated):
Adeco Agropecuaria S.A.	(a)	Argentina	—	—
Pilagá S.A.	(a)	Argentina	99.94%	99.94%
Cavok S.A.	(a)	Argentina	51%	51%
Establecimientos El Orden S.A.	(a)	Argentina	51%	51%
Bañado del Salado S.A.	(a)	Argentina	—	—
Agro Invest S.A.	(a)	Argentina	51%	51%
Forsalta S.A.	(a)	Argentina	51%	51%
Dinaluca S.A.	(a)	Argentina	—	—
Simoneta S.A.	(a)	Argentina	—	—
Compañía Agroforestal S.M.S.A.	(a)	Argentina	—	—
Energía Agro S.A.U.	(a)	Argentina	—	—
L3N S.A.	(e)	Argentina	—	—
Adeco Agropecuaria Brasil Ltda.	(b)	Brazil	—	—
Adecoagro Vale do Ivinhema Ltda. ("AVI")	(b)	Brazil	—	—
Adecoagro Commodities Ltda.	(b)	Brazil	—	—
Usina Monte Alegre Ltda. ("UMA")	(b)	Brazil	—	—
Adecoagro Energia Ltda.	(b)	Brazil	—	—
Kelizer S.A.	(a)	Uruguay	—	—
Agroglobal S.A. (f.k.a. Adecoagro Uruguay S.A.)	(a)	Uruguay	—	—
Holdings companies:
Adeco Brasil Participações S.A.	—	Brazil	—	—
Adecoagro LP S.C.S.	(d)	Luxembourg	—	—
Adecoagro GP S.a.r.l.	—	Luxembourg	—	—
Ladelux S.C.A.	—	Uruguay	—	—
Spain Holding Companies	(c)	Spain	—	—

(a) Mainly crops, rice, cattle and others.

(b) Mainly sugarcane, ethanol and energy.

(c) Comprised by (1) wholly owned subsidiaries: Kadesh Hispania S.L.U.; Leterton España S.L.U.; Global Asterion S.L.U.; Global Acasto S.L.U.; Global Laertes S.L.U.; Global Seward S.L.U.; Global Pindaro S.L.U.; Global Pileo S.L.U.; Peak Texas S.L.U.; Peak City S.L.U.; Global Neimoidia S.L.U. and 51% controlled subsidiaries (see note 21): Global Acamante S.L.U.; Global Carelio S.L.U.; Global Calidon S.L.U.; Global Mirabilis S.L.U. Global Anceo S.L.U.Global Hisingen S.L.U.

(d) The continuer from the merger between Adecoagro LP and International Farmland Holdings LP.

(e) Mainly dairy

The percentage voting right for each principal subsidiary is the same as the percentage of capital stock held. Issued share capital represents only ordinary shares/ quotas, units or their equivalent. There are no preference shares or units issued in any subsidiary undertaking.

According to the laws of certain of the countries in which the Group operates, 5% of the profit of the year is separated to constitute legal reserves until they reach legal capped amounts (20% of total capital). These legal reserves are not available for dividend distribution and can only be released to absorb losses. The Group’s joint ventures have not reached the legal capped amounts.